NOTE 7 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 201,025	$ 442,151	$ 1,622,669
Debt Instrument, Unamortized Discount		7,406	19,221
Long-Term Debt	201,025	434,745	1,603,448
Long-Term Debt, Current Maturities	96,185	315,450	1,332,612
Long-Term Debt, Excluding Current Maturities	104,840	119,295	270,836
Unique Funding Solutions 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			2,000
Debt Instrument, Payment Terms		Note was issued on October 12, 2018 and due on January 17, 2019
Debt Instrument, Interest Rate, Stated Percentage		28.60%
Yes Lender Llc [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			5,403
Debt Instrument, Payment Terms		Note was issued on August 3, 2020 and due on January 12, 2021
Debt Instrument, Interest Rate, Stated Percentage		26.00%
Advance Service Group [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			12,143
Debt Instrument, Payment Terms		Note was issued on October 20, 2020, and due on February 19, 2021
Debt Instrument, Interest Rate, Stated Percentage		29.00%
Apollo Management Group Inc [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			63,158
Debt Instrument, Payment Terms		Note was issued on March 18, 2020 and due on December 15, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			68,421
Debt Instrument, Payment Terms		Note was issued on March 25, 2020 and due on December 15, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 3 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			66,316
Debt Instrument, Payment Terms		Note was issued on April 1, 2020 and due on October 1, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 4 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			73,684
Debt Instrument, Payment Terms		Note was issued on April 2, 2020 and due on October 2, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 5 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			36,842
Debt Instrument, Payment Terms		Note was issued on April 7, 2020 and due on October 7, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 6 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			84,211
Debt Instrument, Payment Terms		Note was issued on April 15, 2020 and due on October 15, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 7 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			55,000
Debt Instrument, Payment Terms		Note was issued on April 20, 2020 and due on December 15, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Apollo Management Group Inc 14 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			32,432
Debt Instrument, Payment Terms		Note was issued on December 4, 2020 and due on January 4, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Labrys Fund [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			280,000
Debt Instrument, Payment Terms		Note was issued on June 26, 2020 and due on April 1, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
M 2b Funding Corp [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			300,000
Debt Instrument, Payment Terms		Note was issued on September 1, 2020 and due on September 1, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
M 2b Funding Corp 1 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			77,778
Debt Instrument, Payment Terms		Note was issued on December 10, 2020 and due on January 9, 2021
Debt Instrument, Interest Rate, Stated Percentage		22.00%
M 2b Funding Corp 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			27,778
Debt Instrument, Payment Terms		Note was issued on December 18, 2020 and due on January 17, 2021
Debt Instrument, Interest Rate, Stated Percentage		22.00%
M 2b Funding Corp 3 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			55,556
Debt Instrument, Payment Terms		Note was issued on December 24, 2020 and due on January 23, 2021
Debt Instrument, Interest Rate, Stated Percentage		22.00%
M 2b Funding Corp 4 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			111,111
Debt Instrument, Payment Terms		Note was issued on December 30, 2020 and due on January 29, 2021
Debt Instrument, Interest Rate, Stated Percentage		22.00%
Bridge Loan [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 222,222
Debt Instrument, Payment Terms	Note was issued on November 1, 2020 and due on January 30, 2022	Note was issued on November 1, 2021 and due on January 30, 2022
Debt Instrument, Interest Rate, Stated Percentage	18.00%	18.00%
Martus [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 96,185	$ 100,634	108,609
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 3, 2023	Note was issued on October 23, 2018 and due on January 3, 2022
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Swisspeers Ag [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 9,605	49,187
Debt Instrument, Payment Terms	Note was issued on April 8, 2019 and due on October 4, 2022	Note was issued on April 8, 2019 and due on October 4, 2022
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
Darlene Covi 19 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 104,840	$ 109,690	113,040
Debt Instrument, Payment Terms	Note was issued on April 1, 2020 and due on March 31, 2025	Note was issued on April 1, 2020 and due on March 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Loan Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount		$ 7,406	$ 19,221